Pension Plans and Similar Obligations - Sensitivity Analysis (Details) - Discount rate - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plans and Similar Obligations
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Present value of the DBO if discount rate was 50 basis points higher	€ 1,616	€ 1,964	€ 1,824
Present value of the DBO if discount rate was 50 basis points lower	1,774	2,196	2,062
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	203	203	185
Present value of the DBO if discount rate was 50 basis points lower	219	223	204
Germany
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	908	1,134	1,066
Present value of the DBO if discount rate was 50 basis points lower	993	1,260	1,195
Foreign Countries [Member]
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	505	626	573
Present value of the DBO if discount rate was 50 basis points lower	€ 562	€ 714	€ 663